Acquisition of Business Acquisition (Tables)	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Schedule of Purchase Price of Business Acquisition

The purchase price of $30,000,000 was allocated as follows:

Tangible assets
Molds	7,500
Prepaid expenses	20,000
Total	$27,500
Transfer taxes	(1)
Intangible asset
Intellectual Property/Technology	1,028,000
Customer Base	6,806,000
Tradenames - trademarks	4,775,000
Total	$12,609,000
Goodwill	17,363,501
Total net assets acquired	$30,000,000
Total cash consideration paid	$30,000,000